SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition
Number of revenue recognition criteria	4
Post sale obligations other than warranty terms and telephone support to end customers	$ 0
Post contract services provided	0
Number of Companies receiving map data with Non- refundable minimum Licensing fee	1
VAT rebate	14,008,000	10,692,000	7,351,000
VAT rate One (as a percent)	3.00%
VAT rate Two (as a percent)	6.00%
Number of conditions for recognition of government subsidies on receipt basis	0
Government subsidies received	2,181,000	1,610,000	655,000
Government subsidies	$ 3,111,000	$ 163,000	$ 748,000
Minimum
Revenue Recognition
Period available for free support services	1 year
Maximum
Revenue Recognition
Period available for free support services	3 years
Operating licenses | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year 9 months 18 days
Operating licenses | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	7 years
Contract backlog | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	1 year
Contract backlog | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Customer relationship | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 3 months 18 days
Customer relationship | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	8 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	5 years 6 months
Complete technology | Minimum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 years 6 months
Complete technology | Maximum
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days
Content copyright
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	3 months
Partnership agreement
Acquired intangible assets with definite lives, net
Estimated economic lives of acquired intangible assets with definite lives	4 years 9 months 18 days